INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

NOTE 5:-     INVENTORIES

	December 31,
	2019	2018

Raw materials	$10,700	$6,156
Finished products	17,575	16,464

	$28,275	$22,620

In the years ended December 31, 2019, 2018 and 2017, the Group wrote-off inventories in a total amount of $4,493,  $1,892 and $1,946, respectively.